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AMERICAS
US Legal Services

Patricia A. Guerrera
Prospectus Unit, USFS Legal Division
Tel: 860.580.2815 | Fax: 860.580.4844
Email: patricia.guerrera@us.ing.com

December 23, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING USA Annuity and Life Insurance Company and its Separate Account B
Prospectus Title: Retirement Solutions – ING Rollover ChoiceSM Variable Annuity
File Nos.: 333-70600 and 811-05626
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this is to certify that the
Supplement to the Contract Prospectus contained in Post-Effective Amendment No. 24 to the Registration
Statement on Form N-4 (“Amendment No. 24”) for Separate Account B of ING USA Annuity and Life
Insurance Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 1933
Act would not have differed from that contained in Amendment No. 24 which was declared effective on
December 23, 2008. The text of Amendment No. 24 was filed electronically on December 23, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-2831 or the undersigned at 860-580-2815.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation